LEGAL PROCEEDINGS

Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York (the “District Court”) to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee (collectively, the “Trustees”) sought to claw back these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, the District Court dismissed all fraudulent conveyance claims against the former public shareholder defendants, including the claims against the Small Cap Funds. The Trustees appealed from that decision to the U.S. Court of Appeals for the Second Circuit. On November 27, 2023, the Second Circuit affirmed the District Court's dismissal of the Trustees' claims against the former Jones Group shareholders, except the claims against certain former Jones Group directors, officers, and employees who received payment for their shares through Nine West's payroll provider.  Although certain of these former Jones Group employees petitioned the Second Circuit for rehearing of the appeal, the Trustees did not seek rehearing.  On January 3, 2024, the Second Circuit denied the employee shareholders' petition for rehearing.  On April 2, 2024, the employee shareholders filed a petition with the Supreme Court of the United States for a writ of certiorari. The Trustees elected not to oppose the petition or file a cross-petition. On May 13, 2024, the Supreme Court of the United States denied the employee shareholders’ petition.  As a result, all claims against the Small Cap Funds in this action remain dismissed and this action is closed.

Multi-Manager High Yield Opportunity Fund

On or about December 17, 2024, the Multi-Manager High Yield Opportunity Fund (the “Fund”) was added as a defendant in a civil action pending in the Supreme Court of the State of New York, County of New York, Commercial Division (the “Court”), captioned CPPIB Credit Investments II Inc., et al. v. Lions Gate Entertainment Corporation, et al., Index No. 654398/2024 (the “Action”). The Action arises from certain notes (the “Original Notes”) issued by Lions Gate Capital Holdings, LLC (“Lions Gate Holdings”) of which the Fund was a holder.  In May 2024, a group of holders of the Original Notes (the “Participating Holders”), including the Fund, entered into a transaction (the “Exchange Transaction”) pursuant to which the Participating Holders consented to certain amendments to the indenture for the Original Notes and exchanged their Original Notes for new notes issued by Lions Gate Holdings (the “New Notes”).  In the Action, Plaintiff Thebes Offshore Master Fund, LP (“Thebes”), a holder of the Original Notes who was not invited to participate in the Exchange Transaction and did not receive the New Notes, challenges the enforceability of the Exchange Transaction and asserts, among other claims, claims against the Participating Noteholders seeking declaratory judgment and injunctive relief, or alternatively, monetary damages.  A group of Participating Noteholders, including the Fund, have moved to dismiss Thebes’s claims on several grounds.  The Participating Noteholders’ motions to dismiss are fully briefed, and oral argument on the motions was scheduled for May 15, 2025, but was adjourned following restructuring actions by Lions Gate Holdings.  On May 23, 2025, the Plaintiffs filed an amended complaint.  The Court has set a briefing schedule for revised motions to dismiss, but has not set a date for oral arguments at this time.  At this stage of the proceedings, it is not possible to predict the outcome of the Action.  The Fund intends to vigorously defend against Thebes’s claims.

ACTIVE.127020661.01